Interim Condensed Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement of cash flows [abstract]
Interest paid, classified as operating activities	€ 0.2	€ 0.4
Interest received	€ 0.1	€ 1.8
Percentage of prefinanced CIR collected		95.00%
Withholding rate CIR		5.00%
Tax Credit Retentions 2023, CIR		€ 0.5
Tax Credit Retentions 2024, CIR		€ 0.4